BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by domestic banks (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	1.75%	4.25%
Obligations granted by domestic banks	$ 6,001,619	$ 4,758,772
Financiera de desarrollo territorial (Findeter)
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 2,561,051	$ 2,527,879
Financiera de desarrollo territorial (Findeter) | Maximum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	7.32%	10.02%
Financiera de desarrollo territorial (Findeter) | Minimum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	0.02%	0.21%
Banco de comercio exterior de Colombia (Bancoldex)
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 1,460,412	$ 846,874
Banco de comercio exterior de Colombia (Bancoldex) | Maximum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	7.85%	16.66%
Banco de comercio exterior de Colombia (Bancoldex) | Minimum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	0.44%	2.13%
Fondo para el financiamiento del sector agropecuario (Finagro)
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 1,050,552	$ 578,665
Fondo para el financiamiento del sector agropecuario (Finagro) | Maximum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	6.44%	14.40%
Fondo para el financiamiento del sector agropecuario (Finagro) | Minimum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	0.10%	0.63%
Other private financial entities
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 929,604	$ 805,354
Other private financial entities | Maximum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	6.83%	8.51%
Other private financial entities | Minimum
Disclosure of Borrowings from other financial institutions [Line Items]
Interest rate	3.35%	6.08%